Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt, current	$ 17,514	$ 17,514
Term Facility, non-current	1,682,436	1,694,585
Total long term debt	1,699,950	1,712,099
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt, current	17,514	17,514
Term Facility, non-current	$ 1,682,436	$ 1,694,585